Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	537,763
Proposed Maximum Offering Price per Unit	66.55
Maximum Aggregate Offering Price	$ 35,788,127.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,479.16
Offering Note	Pursuant to Rule 416(a) of Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Microchip Technology Incorporated 1994 International Employee Stock Purchase Plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrants outstanding shares of common stock. Pursuant to Rule 457(c) and 457(h) under the Securities Act, the proposed maximum offering per share is estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low prices per common share of the Registrant as reported by The Nasdaq Stock Market on August 6, 2025, which date is within five business days prior to filing this Registration Statement.